                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):    [   ] is a restatement.
                                         [   ] adds new holdings
                                               entries.

Institutional Investment Manager Filing this Report:

Name:    JLF Asset Management, LLC
Address: 153 E. 53rd Street; 51st Floor
         New York, NY 10022

Form 13F File Number: 028-05321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey Feinberg
Title:   Managing Member
Phone:   (212) 521-1306

Signature, Place, and Date of Signing:

    /s/  Jeffrey Feinberg       New York, New York    1/30/02
         ____________________   ___________________   _________
              [Signature]          [City, State]       [Date]


Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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    [ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE











































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      80

Form 13F Information Table Value Total:      $909,525,629

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

































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
                                                      JLF Asset Management, LLC
                                                              FORM 13F
                                                            December 31, 2001
         COLUMN 1           COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5      COLUMN 6  COLUMN 7             COLUMN 8
-----------------------  --------------  --------   --------     ----------------- --------  --------     ------------------------
                                                                                              OTHER          VOTING AUTHORITY
      NAME OF ISSUER     TITLE OF CLASS    CUSIP    VALUE        SH/P AMT S/P P/C  INV DSC   MANAGERS     SOLE    SHARED     NONE
-----------------------  --------------  ---------  --------     -------- -------- --------  --------     -----   ------    -----

Adolph Coors Co.         COMMON         217016104  16,020,000    300,000   SH      SOLE        NONE       SOLE
Affiliated Managers
 Group Inc               COMMON         008252108   9,874,248    140,100   SH      SOLE        NONE       SOLE
Aftermarket Technology
 Corp.                   COMMON         008318107   5,371,920    331,600   SH      SOLE        NONE       SOLE
America OnLine Inc.      COMMON         00184A105   5,617,500    175,000   SH      SOLE        NONE       SOLE
American Eagle Outfiters COMMON         02553E106  11,085,612    423,600   SH      SOLE        NONE       SOLE
American Woodmark Corp   COMMON         030506109   4,058,125     75,500   SH      SOLE        NONE       SOLE
Ann Taylor Stores Corp.  COMMON         036115103  22,039,500    629,700   SH      SOLE        NONE       SOLE
BJ's Wholesale Club      COMMON         05548J106  10,478,160    237,600   SH      SOLE        NONE       SOLE
Barnes & Noble Inc.      COMMON         067774109   9,107,920    307,700   SH      SOLE        NONE       SOLE
Beazer Homes USA Inc.    COMMON         07556Q105  12,336,462    168,600   SH      SOLE        NONE       SOLE
Bed Bath & Beyond Inc.   COMMON         075896100  14,238,000    420,000   SH      SOLE        NONE       SOLE
Borders Group Inc.       COMMON         099709107   2,281,600    115,000   SH      SOLE        NONE       SOLE
Brocade Communications
 Systems                 COMMON         111621108     192,096      5,800   SH      SOLE        NONE       SOLE
CCor.net Corp            COMMON         125010108  15,237,306  1,045,800   SH      SOLE        NONE       SOLE
Callaway Golf Co.        COMMON         131193104   4,550,040    237,600   SH      SOLE        NONE       SOLE
Centex Corp.             COMMON         152312104  21,922,560    384,000   SH      SOLE        NONE       SOLE
Circuit City Stores      COMMON         172737108  24,979,470    962,600   SH      SOLE        NONE       SOLE
Coach Inc.               COMMON         189754104  18,078,924    463,800   SH      SOLE        NONE       SOLE
Compass Banchshares Inc. COMMON         20449H109  11,815,250    417,500   SH      SOLE        NONE       SOLE
Dollar Tree Stores Inc.  COMMON         256747106   3,863,750    125,000   SH      SOLE        NONE       SOLE
Ebay Inc.                COMMON         278642103  10,035,000    150,000   SH      SOLE        NONE       SOLE
Electronics Boutique
 Holdings Corp           COMMON         286045109   6,390,400    160,000   SH      SOLE        NONE       SOLE
Emmis Communications
 Corp                    COMMON         291525103   5,571,948    235,700   SH      SOLE        NONE       SOLE
Estee Lauder Companies
 Inc.                    COMMON         518439104   2,885,400     90,000   SH      SOLE        NONE       SOLE
Fairchild Semiconductor
 Intl Inc                COMMON         303726103   2,820,000    100,000   SH      SOLE        NONE       SOLE
Federated Department
 Stores Inc.             COMMON         31410H101  16,769,000    410,000   SH      SOLE        NONE       SOLE
Flextronics
 International Ltd       COMMON         Y2573F102   6,335,759    264,100   SH      SOLE        NONE       SOLE
Foot Locker Inc.         COMMON         344849104   5,436,810    347,400   SH      SOLE        NONE       SOLE




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Furniture Brands
 International Inc.      COMMON         360921100  28,286,468    883,400   SH      SOLE        NONE       SOLE
Gap Inc.                 COMMON         364760108   4,879,000    350,000   SH      SOLE        NONE       SOLE
Golden West Financial
 Corp.                   COMMON         381317106   5,885,000    100,000   SH      SOLE        NONE       SOLE
Guitar Center Inc.       COMMON         402040109   1,205,776     88,400   SH      SOLE        NONE       SOLE
Halliburton Co.          COMMON         406216101   2,489,000    190,000   SH      SOLE        NONE       SOLE
Harrahs Entertainment
 Inc.                    COMMON         413619107  12,472,370    337,000   SH      SOLE        NONE       SOLE
Hewlett-Packard Co       COMMON         428236103  15,096,900    735,000   SH      SOLE        NONE       SOLE
Home Depot Inc.          COMMON         437076102  15,532,545    304,500   SH      SOLE        NONE       SOLE
HomeStore.com Inc.       COMMON         437852106     774,000    215,000   SH      SOLE        NONE       SOLE
Honeywell International
 Inc.                    COMMON         438516106   2,536,500     75,000   SH      SOLE        NONE       SOLE
JC Penny Co.             COMMON         708160106   4,971,120    184,800   SH      SOLE        NONE       SOLE
K Swiss Inc.             COMMON         482686102   3,158,750     95,000   SH      SOLE        NONE       SOLE
Lehman Brothers Holdings COMMON         524908100   6,573,120     98,400   SH      SOLE        NONE       SOLE
Lexmark International
 Group Inc               COMMON         529771107  49,383,000    837,000   SH      SOLE        NONE       SOLE
Lowes Companies Inc.     COMMON         548661107   9,885,330    213,000   SH      SOLE        NONE       SOLE
MBNA Corp.               COMMON         55262L100  17,248,000    490,000   SH      SOLE        NONE       SOLE
MGM Grand Inc.           COMMON         552953101   2,540,560     88,000   SH      SOLE        NONE       SOLE
Marvell Technology
 Group Ltd.              COMMON         G5876H105   6,336,558    176,900   SH      SOLE        NONE       SOLE
Maximus Capital
 Holdings, LTD           COMMON         G6052F103   2,088,261    133,350   SH      SOLE        NONE       SOLE
Mercury General Corp.    COMMON         589400100   3,427,310     78,500   SH      SOLE        NONE       SOLE
Metlife Inc              COMMON         59156R108  16,346,880    516,000   SH      SOLE        NONE       SOLE
National City Corp.      COMMON         635405103   8,772,000    300,000   SH      SOLE        NONE       SOLE
Network Associates Inc.  COMMON         640938106  10,296,055    398,300   SH      SOLE        NONE       SOLE
Nordstrom Inc.           COMMON         655664100  29,236,396  1,445,200   SH      SOLE        NONE       SOLE
Nucor Corp               COMMON         670346105  17,556,240    331,500   SH      SOLE        NONE       SOLE
Ohio Casulty Corp.       COMMON         677240103  20,616,225  1,284,500   SH      SOLE        NONE       SOLE
Pacific Sunwear of
 California              COMMON         694873100  29,819,326  1,460,300   SH      SOLE        NONE       SOLE
PetSmart Inc.            COMMON         716768106  11,899,512  1,209,300   SH      SOLE        NONE       SOLE
Pier 1 Imports Inc.      COMMON         720279108  11,570,982    667,300   SH      SOLE        NONE       SOLE
Polycom Inc.             COMMON         73172K104  11,742,873    344,669   SH      SOLE        NONE       SOLE
Procter & Gamble Co.     COMMON         742718109   6,013,880     76,000   SH      SOLE        NONE       SOLE
Prudential Financial Inc COMMON         744320102   5,974,200    180,000   SH      SOLE        NONE       SOLE
Pulte Corp.              COMMON         745867101  25,680,783    574,900   SH      SOLE        NONE       SOLE
Renaissance Re
 Holdings Ltd            COMMON         G7496G103  16,313,400    171,000   SH      SOLE        NONE       SOLE
Ross Stores Inc.         COMMON         778296103   9,611,168    299,600   SH      SOLE        NONE       SOLE
Scientific Atlanta Inc.  COMMON         808655104  24,690,256  1,031,339   SH      SOLE        NONE       SOLE
Sonic Corp               COMMON         835451105   5,439,600    151,100   SH      SOLE        NONE       SOLE
SonicWALL Inc            COMMON         835470105   9,823,712    505,335   SH      SOLE        NONE       SOLE
Standard Pacific Corp.   COMMON         85375C101   2,614,400    107,500   SH      SOLE        NONE       SOLE
Staples Inc.             COMMON         855030102   6,002,700    321,000   SH      SOLE        NONE       SOLE
Stillwell Financial Inc. COMMON         860831106  14,709,688    540,400   SH      SOLE        NONE       SOLE
Symantec Corp            COMMON         871503108   9,286,200    140,000   SH      SOLE        NONE       SOLE


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Talbots Inc.             COMMON         874161102  18,690,500    515,600   SH      SOLE        NONE       SOLE
Target Corporation       COMMON         87612E106  15,188,500    370,000   SH      SOLE        NONE       SOLE
Tiffany & Co.            COMMON         886547108  16,773,510    533,000   SH      SOLE        NONE       SOLE
Tommy Hilfiger Corp.     COMMON         G8915Z102  13,564,375    986,500   SH      SOLE        NONE       SOLE
Too Inc.                 COMMON         890333107   2,945,250    107,100   SH      SOLE        NONE       SOLE
Tyco International       COMMON         902124106  11,191,000    190,000   SH      SOLE        NONE       SOLE
Ultimate Electronics
 Inc.                    COMMON         903849107     603,000     20,100   SH      SOLE        NONE       SOLE
Waters Corporation       COMMON         941848103   4,301,250    111,000   SH      SOLE        NONE       SOLE
Weight Watchers
 International           COMMON         948626106  30,512,404    902,200   SH      SOLE        NONE       SOLE
Zale Corp.               COMMON         988858106  17,577,036    419,700   SH      SOLE        NONE       SOLE

                                                 $909,525,629






































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